Organization and Summary of Significant Accounting Policies (Details) (USD $)	6 Months Ended	12 Months Ended				6 Months Ended							6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2014 Vehicles [Member]	Jun. 30, 2014 Furniture and Fixtures [Member] Minimum [Member]	Jun. 30, 2014 Furniture and Fixtures [Member] Maximum [Member]	Jun. 30, 2014 Leasehold Improvements [Member]	Jun. 30, 2014 Machinery and Equipment [Member] Minimum [Member]	Jun. 30, 2014 Machinery and Equipment [Member] Maximum [Member]	Jun. 30, 2014 Warrant [Member]	Jun. 30, 2014 Options	Jan. 31, 2012 Bronco Communications Llc [Member]
Organization and Summary of Significant Accounting Policies (Textual)
Accumulated deficit	$ (23,088,181)	$ (16,858,375)		$ (7,561,122)
Cash and cash equivalents	353,087	509,224	609,431	385,141	668
Working capital	268,853	1,211,052
Estimated useful lives						5 years	5 years	10 years	40 years	5 years	10 years
Business acquisition, percentage of noncontrolling interests														49.00%
Recognised income tax benefit description	more than 50	greater than 50
Stockholders equity		$ 1,211,250		$ (182,522)
Warrants outstanding for purchase												4,250,000
Payments to purchase number of common shares													5,500,000
Business acquisition, percentage of acquired interests														51.00%